KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $  350        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   339,321
------------------------------------------------------------------------
                                                             $   339,321
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.1%
------------------------------------------------------------------------
     $   65        Kansas City, Utility System, (FGIC),
                   Prerefunded to 9/01/04, 6.375%, 9/1/23    $    71,881
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      211,285
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      477,910
------------------------------------------------------------------------
                                                             $   761,076
------------------------------------------------------------------------
General Obligations -- 6.6%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School District
                   #229, 5.00%, 10/1/16                      $   502,135
        750        Puerto Rico, 0.00%, 7/1/18                    315,180
------------------------------------------------------------------------
                                                             $   817,315
------------------------------------------------------------------------
Hospital -- 9.7%
------------------------------------------------------------------------
     $  225        Atchison, (Atchison Hospital Assn.),
                   5.70%, 11/15/18                           $   183,267
        250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                                 252,512
        300        Newton, (Newton Healthcare Corp.),
                   5.75%, 11/15/24                               250,185
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               523,745
------------------------------------------------------------------------
                                                             $ 1,209,709
------------------------------------------------------------------------
Housing -- 13.9%
------------------------------------------------------------------------
     $   55        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 5/1/07                      $    55,604
         65        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 11/1/07                          65,744
        240        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                         246,545
        215        Kansas City, Multifamily, (FHA),
                   6.70%, 7/1/23                                 216,032
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          102,569
         50        Olathe and Labette County, SFMR, (GNMA),
                   (AMT), 8.10%, 8/1/23                           54,434
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $   85        Olathe, Mortgage Revenue, (GNMA), (AMT),
                   7.60%, 3/1/07                             $    87,350
        250        Olathe, Multifamily, (FNMA),
                   6.45%, 6/1/19                                 260,755
        200        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 206,334
        130        Sedgwick and Shawnee Counties, SFMR,
                   (GNMA), 7.75%, 11/1/24                        142,796
        230        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 251,119
         35        Sedgwick County, SFMR, (GNMA),
                   8.20%, 5/1/14                                  37,919
------------------------------------------------------------------------
                                                             $ 1,727,201
------------------------------------------------------------------------
Insured-Education -- 6.3%
------------------------------------------------------------------------
     $  250        Johnson County Community College,
                   (Student Commons and Parking Systems),
                   (MBIA), 5.05%, 11/15/21                   $   246,845
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                538,055
------------------------------------------------------------------------
                                                             $   784,900
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.7%
------------------------------------------------------------------------
     $  345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31               $   355,819
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)      105,375
------------------------------------------------------------------------
                                                             $   461,194
------------------------------------------------------------------------
Insured-General Obligations -- 15.6%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                             $   257,690
        200        Harvey County, Unified School District
                   #373, (FSA), 4.80%, 9/1/18                    194,278
        200        Johnson County, Unified School District
                   #231, (FGIC), 6.00%, 10/1/16                  227,272
        250        Johnson County, Unified School District
                   #232, (FSA), 4.75%, 9/1/19                    239,998
        500        Sedgwick County, Unified School District
                   #267, (AMBAC), 5.00%, 11/1/19                 491,895
        250        Sedgwick County, Unified School District
                   #267, (AMBAC), 6.15%, 11/1/09                 275,925
        230        Sedgwick County, Unified School District
                   #267, (AMBAC), 6.15%, 11/1/10                 253,851
------------------------------------------------------------------------
                                                             $ 1,940,909
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 10.4%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                           $   253,438
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              502,485
        500        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare) (MBIA),
                   5.80%, 11/15/11                               532,475
------------------------------------------------------------------------
                                                             $ 1,288,398
------------------------------------------------------------------------
Insured-Housing -- 0.8%
------------------------------------------------------------------------
     $  100        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $   100,234
------------------------------------------------------------------------
                                                             $   100,234
------------------------------------------------------------------------
Insured-Lease Revenue -- 2.1%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   261,893
------------------------------------------------------------------------
                                                             $   261,893
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 3.9%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                    $   480,385
------------------------------------------------------------------------
                                                             $   480,385
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $  175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   169,566
------------------------------------------------------------------------
                                                             $   169,566
------------------------------------------------------------------------
Insured-Utilities -- 2.8%
------------------------------------------------------------------------
     $  135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                            $   143,666
        200        Wellington Electric Waterworks and
                   Authority Revenue, (AMBAC),
                   5.20%, 5/1/23                                 200,522
------------------------------------------------------------------------
                                                             $   344,188
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
------------------------------------------------------------------------
     $  400        Wyandotte County & Kansas City, Utility
                   System, (MBIA), 4.50%, 9/1/28             $   352,136
------------------------------------------------------------------------
                                                             $   352,136
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 8.2%
------------------------------------------------------------------------
     $  300        Kansas Highway Transportation
                   Department, 5.25%, 9/1/19                 $   304,227
        350        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38                      319,057
        400        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                      392,000
------------------------------------------------------------------------
                                                             $ 1,015,284
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.0%
   (identified cost $11,723,656)                             $12,053,709
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.0%                       $   368,898
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $12,422,607
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 51.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 22.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $23,729,105           $17,439,830       $11,723,656
   Unrealized appreciation               1,418,299               769,232           330,053
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $25,147,404           $18,209,062       $12,053,709
---------------------------------------------------------------------------------------------
Cash                                   $     4,466           $   492,532       $   194,841
Receivable for investments
   sold                                         --                    --             5,000
Receivable from the Investment
   Adviser                                      --                 2,328             9,978
Interest receivable                        397,584               175,430           146,797
Prepaid expenses                               195                16,808            16,781
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $25,549,649           $18,896,160       $12,427,106
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                   $     3,563           $     5,344       $        --
Payable to affiliate for
   Trustees' fees                               71                    71                71
Accrued expenses                             7,029                 5,554             4,428
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    10,663           $    10,969       $     4,499
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $25,538,986           $18,885,191       $12,422,607
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $24,116,223           $18,116,549       $12,092,554
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,422,763               768,642           330,053
---------------------------------------------------------------------------------------------
TOTAL                                  $25,538,986           $18,885,191       $12,422,607
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $1,470,640             $1,033,115        $  688,523
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $1,470,640             $1,033,115        $  688,523
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   48,859             $   28,124        $   18,828
Trustees fees and expenses                  1,422                    442               442
Legal and accounting services              38,718                 17,578            17,938
Custodian fee                              23,312                 18,891            11,686
Miscellaneous                               7,039                  6,002             6,752
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $  119,350             $   71,037        $   55,646
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    9,611             $   12,056        $    1,243
   Reduction of investment
      adviser fee                              --                  7,262            18,828
   Allocation of expenses to
      the Investment Adviser                   --                  2,328             9,866
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    9,611             $   21,646        $   29,937
---------------------------------------------------------------------------------------------

NET EXPENSES                           $  109,739             $   49,391        $   25,709
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $1,360,901             $  983,724        $  662,814
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $ (299,982)            $ (148,073)       $  (46,833)
   Financial futures contracts            (71,597)               (86,937)               --
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                      $ (371,579)            $ (235,010)       $  (46,833)
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                      $2,977,319             $1,954,788        $1,247,288
   Financial futures contracts              4,464                   (590)               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)          $2,981,783             $1,954,198        $1,247,288
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $2,610,204             $1,719,188        $1,200,455
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $3,971,105             $2,702,912        $1,863,269
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,360,901           $   983,724       $   662,814
   Net realized loss                         (371,579)             (235,010)          (46,833)
   Net change in unrealized
      appreciation (depreciation)           2,981,783             1,954,198         1,247,288
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,971,105           $ 2,702,912       $ 1,863,269
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,895,374           $ 1,171,840       $ 1,088,905
   Withdrawals                             (7,087,717)           (2,082,971)       (2,729,455)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(4,192,343)          $  (911,131)      $(1,640,550)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $  (221,238)          $ 1,791,781       $   222,719
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,508,327           $ 1,082,364       $   719,905
   Net realized loss                         (185,258)              (88,647)          (50,545)
   Net change in unrealized
      appreciation (depreciation)          (3,681,324)           (2,675,664)       (1,561,606)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,358,255)          $(1,681,947)      $  (892,246)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 6,405,002           $ 1,633,534       $ 2,479,031
   Withdrawals                             (6,426,139)           (3,247,725)       (2,268,175)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $   (21,137)          $(1,614,191)      $   210,856
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(2,379,392)          $(3,296,138)      $  (681,390)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $28,139,616           $20,389,548       $12,881,278
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 FLORIDA INSURED PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED JANUARY 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.47%       0.38%       0.18%       0.07%       0.09%
   Net expenses after
      custodian fee reduction        0.43%       0.34%       0.11%       0.00%       0.02%
   Net investment income             5.34%       5.32%       5.21%       5.63%       5.76%
Portfolio Turnover                      8%         34%          9%         34%         36%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $25,539     $25,760     $28,140     $24,850     $24,204
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                  0.30%       0.48%       0.39%
   Expenses after custodian
      fee reduction                                          0.23%       0.41%       0.32%
   Net investment income                                     5.09%       5.22%       5.46%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      HAWAII PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED JANUARY 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.35%       0.02%       0.04%       0.03%       0.04%
   Net expenses after
      custodian fee reduction        0.28%       0.00%       0.00%       0.00%       0.00%
   Net investment income             5.53%       5.67%       5.39%       5.70%       5.96%
Portfolio Turnover                     13%         20%         29%         27%         21%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $18,885     $17,093     $20,390     $19,864     $16,014
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.40%       0.38%       0.28%       0.46%       0.43%
   Expenses after custodian
      fee reduction                  0.33%       0.36%       0.24%       0.43%       0.39%
   Net investment income             5.48%       5.31%       5.15%       5.27%       5.57%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      KANSAS PORTFOLIO
                                  --------------------------------------------------------
                                                   YEAR ENDED JANUARY 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.23%       0.05%       0.06%       0.05%       0.08%
   Net expenses after
      custodian fee reduction        0.22%       0.00%       0.00%       0.00%       0.00%
   Net investment income             5.55%       5.59%       5.34%       5.79%       5.91%
Portfolio Turnover                      7%         24%         33%         17%         49%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $12,423     $12,200     $12,881     $11,419     $11,736
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%       0.49%       0.36%       0.57%       0.48%
   Expenses after custodian
      fee reduction                  0.46%       0.44%       0.30%       0.52%       0.40%
   Net investment income             5.31%       5.15%       5.04%       5.27%       5.51%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolios will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolios will begin amortizing market discounts on debt securities effective February 1, 2001. Prior to this date, the Portfolios did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolios. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of January 31, 2001.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2001, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $48,859            0.19%
    Hawaii                                     28,124            0.16%
    Kansas                                     18,828            0.16%

 *    As a percentage of average daily net assets.

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $7,262 and $18,828, respectively, and $2,328 and $9,866 respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2001, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,096,198
    Sales                                      4,917,209

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,212,404
    Sales                                      2,546,867

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  789,676
    Sales                                      1,779,972

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2001, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $23,729,105
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,538,534
    Gross unrealized depreciation                (120,235)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,418,299
    -----------------------------------------------------

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,439,830
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,055,345
    Gross unrealized depreciation                (286,113)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   769,232
    -----------------------------------------------------
    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $11,723,656
    -----------------------------------------------------
    Gross unrealized appreciation             $   464,762
    Gross unrealized depreciation                (134,709)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   330,053
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2001 is as follows:

    FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Florida Insured                 3/01        6 U.S. Treasury Bond      Short           $4,464
    Hawaii                          3/01        9 U.S. Treasury Bond      Short             (590)

   At January 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
FLORIDA INSURED MUNICIPALS PORTFOLIO,
HAWAII MUNICIPALS PORTFOLIO AND
KANSAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2001 and 2000 and the supplementary data for each of the five years in the period ended January 31, 2001. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio at January 31, 2001, and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 2, 2001

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant